Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ 1,258	$ 1,024	$ (2,152)
Net periodic benefit (credit) cost	155	303	(2,821)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1,128	1,112	1,212
Interest cost on projected benefit obligation	1,936	1,980	1,902
Expected return on assets	(3,134)	(3,115)	(3,317)
Amortization of prior service cost (credit)	(123)	(103)	(103)
Actuarial (gain) loss	844	1,478	(373)
Net periodic benefit (credit) cost	651	1,352	(679)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	138	192	222
Interest cost on projected benefit obligation	809	972	967
Expected return on assets	(319)	(355)	(421)
Amortization of prior service cost (credit)	(1,466)	(1,277)	(1,278)
Actuarial (gain) loss	342	(581)	(1,632)
Net periodic benefit (credit) cost	(496)	(1,049)	(2,142)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	13	12	9
Interest cost on projected benefit obligation	77	83	77
Amortization of prior service cost (credit)	(1)	(1)	1
Actuarial (gain) loss	126	72	(36)
Net periodic benefit (credit) cost	$ 215	$ 166	$ 51